Income Taxes	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Bermuda
Himalaya Shipping Ltd. is incorporated in Bermuda. Himalaya Shipping Ltd. has received written assurance from the Minister of Finance in Bermuda that the Company will be exempted from taxation until March 31, 2035.

On December 27, 2023, Bermuda enacted the Corporate Income Tax Act (the “CIT Act”). Entities subject to tax under the CIT Act are the Bermuda constituent entities of multi-national groups. A multi-national group is defined under the CIT Act as a group with entities in more than one jurisdiction with consolidated revenues of at least €750 million for two out of the last four fiscal years. If Bermuda constituent entities of a multi-national group are subject to tax under the CIT Act, for taxable years beginning on or after January 1, 2025, Bermuda will impose a 15% corporate income tax, as determined in accordance with and subject to the adjustments set out in the CIT Act (including in respect of foreign tax credits applicable to the Bermuda constituent entities).
While we have a tax-exempt status in Bermuda until March 31, 2035, Bermuda specifically provided that the CIT Act applies notwithstanding any assurance given pursuant to the Exempted Undertakings Tax Protection Act 1966 (the “EUTP Act”). Based on a number of operational, economic and regulatory assumptions, we do not expect to have consolidated revenue sufficient for us to fall within scope of the CIT Act in the near future. We will monitor the developments on the Bermuda internal regulations with regards to the CIT Act implementation. To the extent our consolidated revenue is sufficient for us to be within the CIT Act thresholds, we may be subject to taxation in Bermuda. If we are subject to taxation in Bermuda under the CIT act, our international shipping income may be excluded from taxation if we can demonstrate either strategic or commercial management in Bermuda.

Liberia
The vessel owning companies are not subject to tax in Liberia on international shipping income.

United Kingdom
Taxable income in the United Kingdom is generated by our UK subsidiary. The statutory tax rate in the United Kingdom as of June 30, 2026 was 25%.

Norway
Taxable income in Norway is generated by Peak Maritime Management AS (“Peak Maritime”) (formerly known as 2020 Bulkers Management AS). The corporate income tax rate in Norway as of June 30, 2026 was 22%.